Intangible Assets - Disclosure of Detailed Information About Intangible Assets (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	$ 101,162	$ 103,122
Amortization expense	12,127	10,531	$ 10,425
Ending balance	101,876	101,162	103,122
Rights to Produce and Distribute Coca-Cola trademark Products
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	73,962	75,754
Ending balance	73,877	73,962	75,754
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	22,340	23,258
Ending balance	22,012	22,340	23,258
Other indefinite lived intangible assets
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	1,314	1,042
Ending balance	1,309	1,314	1,042
Technology costs and management systems
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	1,794	1,571
Ending balance	1,974	1,794	1,571
Development systems
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	1,567	1,342
Ending balance	1,954	1,567	1,342
Other amortizable
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	185	155
Ending balance	750	185	155
Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	108,290	109,612	108,677
Purchases	2,105	1,377	1,188
Additions from business combinations			1,338
Transfer	0	0	0
Disposals	(71)	(64)	(775)
Effect of movements in exchange rates	(331)	(2,705)	(896)
Changes in value on the recognition of inflation effects	133	70	80
Ending balance	110,126	108,290	109,612
Cost | Rights to Produce and Distribute Coca-Cola trademark Products
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	74,707	76,499	76,139
Purchases	0	0	0
Additions from business combinations			1,116
Transfer	0	(224)	0
Disposals	0	0	0
Effect of movements in exchange rates	(85)	(1,568)	(756)
Changes in value on the recognition of inflation effects	0	0	0
Ending balance	74,622	74,707	76,499
Cost | Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	22,340	23,258	22,909
Purchases	0	0	0
Additions from business combinations			205
Transfer	0	0	0
Disposals	0	(2)	0
Effect of movements in exchange rates	(328)	(916)	144
Changes in value on the recognition of inflation effects	0	0	0
Ending balance	22,012	22,340	23,258
Cost | Other indefinite lived intangible assets
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	1,314	1,042	1,192
Purchases	30	4	0
Additions from business combinations			0
Transfer	0	224	0
Disposals	(50)	0	0
Effect of movements in exchange rates	15	44	(150)
Changes in value on the recognition of inflation effects	0	0	0
Ending balance	1,309	1,314	1,042
Cost | Technology costs and management systems
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	6,876	6,262	6,960
Purchases	223	385	46
Additions from business combinations			17
Transfer	637	307	65
Disposals	(21)	(1)	(775)
Effect of movements in exchange rates	39	(77)	(51)
Changes in value on the recognition of inflation effects	256	0	0
Ending balance	8,010	6,876	6,262
Cost | Development systems
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	1,567	1,342	375
Purchases	1,224	963	1,138
Additions from business combinations			0
Transfer	(835)	(708)	(158)
Disposals	0	0	0
Effect of movements in exchange rates	3	(30)	(13)
Changes in value on the recognition of inflation effects	(5)	0	0
Ending balance	1,954	1,567	1,342
Cost | Other amortizable
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	1,486	1,209	1,102
Purchases	628	25	4
Additions from business combinations			0
Transfer	198	401	93
Disposals	0	(61)	0
Effect of movements in exchange rates	25	(158)	(70)
Changes in value on the recognition of inflation effects	(118)	70	80
Ending balance	2,219	1,486	1,209
Accumulated Depreciation
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(7,128)	(6,490)	(6,503)
Amortization expense	(985)	(836)	(768)
Disposals	21	59	775
Effect of movements in exchange rates	(29)	217	101
Changes in value on the recognition of inflation effects	(129)	(78)	(95)
Ending balance	(8,250)	(7,128)	(6,490)
Accumulated Depreciation | Rights to Produce and Distribute Coca-Cola trademark Products
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(745)	(745)	(745)
Amortization expense	0	0	0
Disposals	0	0	0
Effect of movements in exchange rates	0	0	0
Changes in value on the recognition of inflation effects	0	0	0
Ending balance	(745)	(745)	(745)
Accumulated Depreciation | Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	0	0	0
Amortization expense	0	0	0
Disposals	0	0	0
Effect of movements in exchange rates	0	0	0
Changes in value on the recognition of inflation effects	0	0	0
Ending balance	0	0	0
Accumulated Depreciation | Other indefinite lived intangible assets
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	0	0	0
Amortization expense	0	0	0
Disposals	0	0	0
Effect of movements in exchange rates	0	0	0
Changes in value on the recognition of inflation effects	0	0	0
Ending balance	0	0	0
Accumulated Depreciation | Technology costs and management systems
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(5,082)	(4,691)	(4,946)
Amortization expense	(778)	(518)	(522)
Disposals	21	0	775
Effect of movements in exchange rates	(68)	205	96
Changes in value on the recognition of inflation effects	(129)	(78)	(94)
Ending balance	(6,036)	(5,082)	(4,691)
Accumulated Depreciation | Development systems
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	0	0	0
Amortization expense	0	0	0
Disposals	0	0	0
Effect of movements in exchange rates	0	0	0
Changes in value on the recognition of inflation effects	0	0	0
Ending balance	0	0	0
Accumulated Depreciation | Other amortizable
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(1,301)	(1,054)	(812)
Amortization expense	(207)	(318)	(246)
Disposals	0	59	0
Effect of movements in exchange rates	39	12	5
Changes in value on the recognition of inflation effects	0	0	(1)
Ending balance	$ (1,469)	$ (1,301)	$ (1,054)